Description of Organization and Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Organization and Business Operations
Note 1-Description of Organization and Business Operations
TLG Acquisition One Corp. (the “Company”) is a blank check company incorporated in Delaware on October 2, 2020, for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.
As of March 31, 2023, the Company had not commenced any operations. All activity for the period from October 2, 2020 (inception) through March 31, 2023, relates to the Company’s formation and the initial public offering (the “Initial Public Offering”) described below and, after the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income on investments from the proceeds derived from the Initial Public Offering.
The Company’s sponsor is TLG Acquisition Founder LLC, a Delaware limited liability company (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on January 27, 2021. On February 1, 2021, the Company consummated its Initial Public Offering of 40,000,000 units (the “Units” and, with respect to the Class A common stock included in the Units being offered, the “Public Shares”), including 5,000,000 additional Units to cover over-allotments (the “Over-Allotment Units”), at $10.00 per Unit, generating gross proceeds of $400.0 million, and incurring offering costs of approximately $22.7 million, of which $14.0 million was for deferred underwriting commissions (Note 5).
Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 4,666,667 and 2,000,000 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”) to the Sponsor and RBC Capital Markets, LLC, in its capacity as a purchaser of Private Placement Warrants (“RBC”), respectively, at a price of $1.50 per Private Placement Warrant, generating total proceeds of $10.0 million (Note 4).
Upon the closing of the Initial Public Offering and the Private Placement, $400.0 million ($10.00 per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement was placed in a trust account (“Trust Account”), and invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in money market funds investing solely in U.S. Treasuries and meeting certain conditions under Rule2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (net of amounts disbursed to management for working capital purposes, if any, and excluding the amount of any deferred underwriting discount held in trust) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-business combination company owns or acquires 50% or more of the voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
The Company will provide the holders of the Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then held in the Trust Account (initially anticipated to be $10.00 per Public Share). The per-share
amount to be distributed to Public Stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5). These Public Shares will be recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity” (“ASC 480”). The Company will proceed with a Business Combination if a majority of the shares voted are voted in favor of the Business Combination. The Company will not redeem the Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its amended and restated certificate of incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law or stock exchange listing requirements, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks stockholder approval in connection with a Business Combination, the Initial Stockholders (as defined below) agreed to vote their Founder Shares (as defined below in Note 4) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. RBC has also agreed to vote any Public Shares purchased after the Initial Public Offering for which it has voting control in favor of a Business Combination. In addition, the Initial Stockholders agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination. The Amended and Restated Certificate of Incorporation provides that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.
The holders of the Founder Shares (as defined in Note 4) (the “Initial Stockholders”) agreed not to propose an amendment to the Amended and Restated Certificate of Incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or with respect to any other material provisions relating to stockholders’ rights or pre-initial
Business Combination activity, unless the Company provides the Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment. If the Company is unable to complete a Business Combination by June 1, 2023 (as such period may be extended to August 1, 2023 or further extended pursuant to a stockholder vote, the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, subject to lawfully available funds therefor, redeem 100% of the Public

Shares, at a
per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the board of directors of the Company (the “Board”), dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
The Initial Stockholders agreed to waive their rights to liquidating distributions from the Trust Account with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Stockholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters agreed to waive their rights to the deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00. In order to protect the amounts held in the Trust Account, the Sponsor agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a letter of intent, confidentiality or other similar agreement or business combination agreement (a “Target”), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) not will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Trust Account Redemptions and Extension of Combination Period
On December 19, 2022, the Company held a special meeting of stockholders at which such stockholders approved the proposal to amend the Amended and Restated Certificate of Incorporation giving the Company the right to extend the business combination deadline on a monthly basis up to six times from February 1, 2023 to August 1, 2023, by depositing into the Trust Account the lesser of (i) an aggregate of $600,000 or (ii) $0.06 for each issued and outstanding Public Share that has not been redeemed for each one-month
extension (the “Extension”). On each of January 30, 2023, February 24, 2023, March 29, 2023 and May 1, 2023 the Company deposited $476,904 into the Trust Account in order to extend the business combination deadline to March 1, 2023, April 1, 2023, May 1, 2023 and June 1, 2023, respectively.
In connection with such vote, the holders of an aggregate of 32,051,595 Public Shares exercised their right to redeem their shares for an aggregate of approximately $324.4 million in cash held in the Trust Account.

Additionally, upon shareholder approval of the Extension, the Sponsors agreed that they would forfeit for no consideration 5,000,000 shares of Class F common stock in connection with the Extension, which shares of Class F common stock will be cancelled (the “Forfeiture”). The Forfeiture occurred on January 30, 2023.
Proposed Business Combination
On November 13, 2022, the Company and Eagle Merger Corp., a Delaware corporation and wholly-owned subsidiary of the Company (“Merger Sub”), entered into a Merger Agreement, as amended on December 23, 2022 and March 22, 2023 and as may be further amended (the “Merger Agreement”) with Electriq Power, Inc., a Delaware corporation (“Electriq”). If the transactions contemplated by the Merger Agreement (the “Transactions”) are completed, Merger Sub will merge with and into Electriq, with Electriq surviving such merger as a wholly-owned subsidiary of the Company (the “Merger”). As a result of the Merger, and upon consummation of the Merger and the other Transactions (together with the Merger, the “Proposed Business Combination”), the separate corporate existence of Electriq will cease to exist and the holders of Electriq common stock, preferred stock, options, warrants and other convertible securities (collectively, the “Electriq equityholders”) will become equityholders of the Company, which will change its name to “Electriq Power Holdings, Inc.” in connection with the Business Combination ( “New Electriq”).
As part of the Merger, Electriq equityholders will receive aggregate merger consideration (the “Merger Consideration”) of $495 million, consisting of up to 49,500,000 shares of the Company’s Class A common stock, valued at $10.00 per share. At the closing of the Merger (the “Closing”), 2,000,000 shares of the Company’s Class A common stock from the Merger Consideration (the “Merger Consideration Incentive Shares”) will be placed into an escrow account to be used as Merger Consideration Incentive Shares. As part of the Merger Consideration, holders of Electriq’s warrants and options not exercised prior to the Merger will receive replacement warrants and options, respectively, to purchase shares of the Company’s Class A common stock based on the value of the Merger Consideration per share of Electriq common stock.
Pursuant to the Merger Agreement, the Company has agreed to use its reasonable best efforts to enter into subscription agreements, non-redemption
agreements, backstop agreements or similar financing agreements (the “Financing Agreements”) with one or more persons to provide at least the level of cash required to provide adequate operating liquidity for New Electriq through December 31, 2023 (such transactions, the “Financings”).
In connection with the Financings, 7,000,000 shares of the Company’s Class A common stock (the “Incentive Shares”) will be placed in escrow at Closing, consisting of 5,000,000 newly issued shares of The Company’s Class A common stock (the “New Incentive Shares”) and the 2,000,000 Merger Consideration Incentive Shares. The New Incentive Shares will be paid out as incentives in the Financings first, followed by the Merger Consideration Incentive Shares. At the termination of the escrow, any New Incentive Shares not paid out in the Financing will be transferred 50% to the Sponsor (defined in the Merger Agreement) and 50% to the Electriq equity holders, and any Merger Consideration Incentive Shares not paid out in the Financing will be returned to the Electriq equity holders.
The Merger Agreement includes covenants of Electriq with respect to operation of its business prior to consummation of the Merger. The Merger Agreement also contains additional covenants of the parties, including, among others, a covenant to make any required filings pursuant to the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended (“HSR”), and the preparation and filing of a registration statement on Form S-4 relating to the Merger and containing a proxy statement of the Company (the “Registration Statement / Proxy Statement”). The Merger Agreement also contains exclusivity provisions prohibiting Electriq and its subsidiaries from soliciting, initiating, knowingly facilitating, participating in, entering into, continuing discussions, negotiations or transactions with, or knowingly encouraging or responding to any inquiries or proposals by, or providing any information to any person relating to or that could reasonably be expect to lead to, or enter into or consummate any transaction relating to a Competing Company Transaction (as defined in the Merger Agreement), subject to limited exceptions specified therein.
The Merger Agreement contains customary representations and warranties of the parties thereto with respect to the parties, the Business Combination contemplated by the Merger Agreement and their respective business operations and activities. The representations and warranties of the parties generally do not survive the Closing.
Consummation of the Business Combination is generally subject to customary conditions, including (a) expiration or termination of all applicable waiting periods under HSR, (b) the absence of any law or governmental order prohibiting the consummation of the Merger, (c) the effectiveness of the Registration Statement / Proxy Statement, (d) the Company’s Class A common stock to be issued in the Merger having been listed on The New York Stock Exchange (“NYSE”) upon the Closing, and otherwise satisfying the applicable listing requirements of NYSE, (e) receipt of stockholder approval from stockholders of each of the Company and Electriq for consummation of the Merger and other related necessary matters and (f) the Company having net tangible assets following the redemptions of at least $5,000,001.
The parties to the Merger Agreement submitted their respective HSR notifications on December 12, 2022, and the waiting period under the HSR with respect to the transaction expired at 11:59 p.m., Eastern Time, on January 11, 2023. The Merger Agreement may be terminated under certain customary and limited circumstances at any time prior to the Closing, including by mutual written consent or if the Business Combination has not been consummated on or prior to June 1, 2023.
In connection with the execution of the Merger Agreement, certain security holders of Electriq (the “Electriq Holders”) entered into lock-up
agreements (each, a
“Lock-up
Agreement”) with Electriq and the Company. Pursuant to the
Lock-up
Agreements, the Electriq Holders agreed, among other things, that their shares of the Company’s Class A common stock received as Merger Consideration may not be transferred until the earlier to occur of (i) six months following Closing and (ii) the date after the Closing on which New Electriq completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of New Electriq stockholders having the right to exchange their equity holdings in New Electriq for cash, securities or other property (the
“Lock-up”).Notwithstanding
the foregoing, if, after the Closing, (i) the volume weighted average price per share of the Company’s Class A common stock equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-day trading period, 10% of the Restricted Securities (as defined in the
Lock-up
Agreement) of each Electriq Holder is released from the
Lock-up
and (ii) the volume weighted average price per share of the Company’s Class A common stock equals or exceeds $15.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-day trading period, an additional 10% of the Restricted Securities of each Electriq Holder will be released from the
Lock-up.
On March 22, 2023, the parties to each of
the Lock-up Agreements
entered into a First Amendment to
the Lock-up Agreement
(the “Lock-up Amendment”),
pursuant to which the parties agreed to amend the definition of “Restricted Securities” such that a fraction of the closing merger consideration (equal to approximately 5%) received by each Electriq Holder will not be subject to the Lock-up (such
fraction as further identified in
the Lock-up Amendment).
In connection with the execution of the Merger Agreement, the Company entered into an agreement (the “Sponsor Agreement”) with Electriq, the Sponsor, an affiliate of the Sponsor and the Company’s independent directors, whereby the Sponsor and holders of the Company’s Class F common stock have agreed to waive certain of their anti-dilution and conversion rights with respect to the Class F common stock.
The Sponsor also agreed to subject its holdings of the Company’s Class F common stock, and the other holders of the Company’s Class F common stock agreed to subject their Class F common stock, to certain transfer restrictions as follows: (i) with respect to 500,000 shares of Class F common stock, the Sponsor will not transfer such shares until the earliest to occur of (x) the fifth anniversary of the Closing, (y) such time as the closing volume weighted average price of a share of the Company’s Class A common stock equals or exceeds $12.50 for any 20 trading days within any 30-day trading period and (z) the date after the Closing on which New Electriq completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of New Electriq stockholders having the right to exchange their Company Class A common stock for cash, securities or other property; (ii) with respect to an additional 500,000 SPAC Founder Shares, the Sponsor will not transfer such shares until the earliest to occur of (x) the fifth anniversary of the Closing, (y) such time as the closing volume weighted average price of a share of the Company’s Class A common stock equals or exceeds $15.00 for any 20 trading days within any 30-day trading period or (z) the date after the Closing on which New Electriq completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of New Electriq stockholders having the right to exchange their Company Class A common stock for cash, securities or other property; and (iii) with respect to all of the SPAC Founder Shares (including those covered in (i) and (ii)), the Sponsor and the other holders will not transfer such shares until the earliest to occur of (x) the six-month
anniversary of the Closing or (y) the date after the Closing on which New Electriq completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of New Electriq stockholders having the right to exchange their Company Class A common stock for cash, securities or other property; provided that (i) 10% of such Founder Shares will be released at such time as the closing volume weighted average price of a share of the Company’s Class A common stock equals or exceeds $12.50 for any 20 trading days within any
30-day
trading period and (ii) an additional 10% of such shares of Founder Shares will be released at such time as the closing volume weighted average price of a share of the Company’s Class A common stock equals or exceeds $15.00 for any 20 trading days within any
30-day
trading period.
Support Agreement
In connection with the execution of the Merger Agreement, certain stockholders of Electriq (each, a “Supporting Electriq Stockholder”), Electriq and the Company entered into a Support Agreement (the “Support Agreement”). Under the Support Agreement, each Supporting Electriq Stockholder agreed to, among other things, (i) vote at any meeting of the stockholders of Electriq or by written consent all of its Electriq common stock and/or Electriq preferred stock, as applicable, held of record or thereafter acquired in favor of the Merger and the Transactions contemplated by the Merger Agreement and (ii) be bound by certain transfer restrictions with respect to Electriq securities, in each case, on the terms and subject to the conditions set forth in the Support Agreement.
Stockholders’ Agreement
The Merger Agreement contemplates that, at the Closing, New Electriq, the Sponsor and certain former Electriq equityholders will enter into a stockholders’ agreement (the “Stockholders’ Agreement”), pursuant to which (i) the Sponsor will be entitled to nominate one (1) director until the date upon which the Sponsor’s and its affiliates’ aggregate initial ownership interest of the issued and outstanding common stock of New Electriq (“Sponsor Initial Ownership Interest”) decreases to one-half
of Sponsor Initial Ownership Interest and (ii) Greensoil Building Innovation Fund
Co-Investment
I, L.P. (“Greensoil”) will be entitled to nominate one (1) director until the date upon which Greensoil’s and its affiliates’ aggregate initial ownership interest of the issued and outstanding common stock of New Electriq (“Greensoil Initial Ownership Interest”) decreases to one-half
of the Greensoil Initial Ownership Interest. The Sponsor and Greensoil will also each be entitled to designate one non-voting
board observer until the date upon which each of the Sponsor and Greensoil, respectively, holds less than 1% of the issued and outstanding common stock of New Electriq.
Registration Rights Agreement
The Merger Agreement contemplates that, at the Closing, New Electriq, the Sponsor, certain of its affiliates, RBC and certain former stockholders of Electriq will enter into an amended and restated registration rights agreement (the “Registration Rights Agreement”), pursuant to which, among other things, New Electriq will agree to register for resale, pursuant to Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”), certain shares of The Company’s Class A common stock that are held by, or issuable pursuant to other securities held by, the parties thereto from time to time.
If the transactions contemplated by the Merger Agreement are completed (the “Transactions”), Electriq will survive such merger as a wholly owned subsidiary of the Company (the “Merger”). As a result of the Merger, and upon consummation of the Merger and the other Transactions contemplated by the Merger Agreement (together with the Merger, the “Proposed Business Combination”), the separate corporate existence of Electriq will cease and the holders of Electriq common stock, preferred stock, options and warrants will become equityholders of the Company, which will change its name to “Electriq Power Holdings, Inc.” in connection with the Proposed Business Combination.
For additional information regarding the Merger Agreement and the Transactions contemplated therein, see the Current Reports on Form
8-K
as filed with the SEC by the Company on November 14, 2022, December 23, 2022 and March 23, 2023.
Liquidity and Going Concern
As of March 31, 2023, the Company had approximately $15,000 in its operating bank account and a working capital deficit of approximately $9.3 million, not including taxes payable of approximately $1.2 million.
The Company’s liquidity needs prior to the consummation of the Initial Public Offering were satisfied through the payment of $25,000 from the Sponsor on behalf of the Company to cover certain offering costs in exchange for issuance of Founder Shares (as defined in Note 4), and a loan from the Sponsor of approximately $192,000 under the Note (as defined in Note 4). The Company repaid the Note in full upon consummation of the Private Placement.
Subsequent from the consummation of the Initial Public Offering, the Company’s liquidity has been satisfied through the net proceeds from the consummation of the Initial Public Offering and the Private Placement, held outside of the Trust Account, and Working Capital Loan from affiliates. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Working Capital Loan (as defined in Note 4) as may be required. The Company has drawn approximately $5.0 million and $3.0 million under such loans as of March 31, 2023 and December 31, 2022, respectively.
In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC Topic
205-40,
“Presentation of Financial Statements-Going Concern,” management has determined that the liquidity condition, the mandatory liquidation and subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after June 1, 2023 (as such period may be extended to August 1, 2023). The unaudited condensed consolidated financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern. The Company intends to complete a Business Combination before the mandatory
liquidation date.

Note 1-Description of Organization and Business Operations
TLG Acquisition One Corp. (the “Company”) is a blank check company incorporated in Delaware on October 2, 2020, for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.
As of December 31, 2022, the Company had not commenced any operations. All activity for the period from October 2, 2020 (inception) through December 31, 2022, relates to the Company’s formation and the initial public offering (the “Initial Public Offering”) described below and, after the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income on investments from the proceeds derived from the Initial Public Offering.
The Company’s sponsor is TLG Acquisition Founder LLC, a Delaware limited liability company (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on January 27, 2021. On February 1, 2021, the Company consummated its Initial Public Offering of
40,000,000
units (the “Units” and, with respect to the Class A common stock included in the Units being offered, the “Public Shares”), including
5,000,000
additional Units to cover over-allotments (the “Over-Allotment Units”), at $
10.00
per Unit, generating gross proceeds of $
400.0
 million, and incurring offering costs of approximately $
22.7
 million, of which $
14.0
 million was for deferred underwriting commissions (Note 5).
Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of
4,666,667
and
2,000,000
warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”) to the Sponsor and RBC Capital Markets, LLC, in its capacity as a purchaser of Private Placement Warrants (“RBC”), respectively, at a price of $
1.50
per Private Placement Warrant, generating total proceeds of $
10.0
 million (Note 4).
Upon the closing of the Initial Public Offering and the Private Placement, $
400.0
 million ($
10.00
per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement was placed in a trust account (“Trust Account”), and invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of
185
days or less or in money market funds investing solely in U.S. Treasuries and meeting certain conditions under Rule
2a-7
under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least
80
% of the net assets held in the Trust Account (net of amounts disbursed to management for working capital purposes, if any, and excluding the amount of any deferred underwriting discount held in trust) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-business combination company owns or acquires
50
% or more of the voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide the holders of the Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then held in the Trust Account (initially anticipated to be $
10.00
per Public Share). The
per-share
amount to be distributed to Public Stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5). These Public Shares will be recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity” (“ASC 480”). The Company will proceed with a Business Combination if a majority of the shares voted are voted in favor of the Business Combination. The Company will not redeem the Public Shares in an amount that would cause its net tangible assets to be less than $
5,000,001
. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its amended and restated certificate of incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law or stock exchange listing requirements, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks stockholder approval in connection with a Business Combination, the Initial Stockholders (as defined below) agreed to vote their Founder Shares (as defined below in Note 4) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. RBC has also agreed to vote any Public Shares purchased after the Initial Public Offering for which it has voting control in favor of a Business Combination. In addition, the Initial Stockholders agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination. The Amended and Restated Certificate of Incorporation provides that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of
15
% or more of the Public Shares, without the prior consent of the Company.
The holders of the Founder Shares (as defined in Note 4) (the “Initial Stockholders”) agreed not to propose an amendment to the Amended and Restated Certificate of Incorporation to modify the substance or timing of the Company’s obligation to redeem
100
% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or with respect to any other material provisions relating to stockholders’ rights or pre-initial
Business Combination activity, unless the Company provides the Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment. If the Company is unable to complete a Business Combination within
24
months from the closing of the Initial Public Offering, or February 1, 2023, (as such period may be extended pursuant to a stockholder vote, the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, subject to lawfully available funds therefor, redeem
100
% of the Public Shares, at a
per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $
100,000
of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the board of directors of the Company (the “Board”), dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
The Initial Stockholders agreed to waive their rights to liquidating distributions from the Trust Account with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Stockholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters agreed to waive their rights to the deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $
10.00
. In order to protect the amounts held in the Trust Account, the Sponsor agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a letter of intent, confidentiality or other similar agreement or business combination agreement (a “Target”), reduce the amount of funds in the Trust Account to below the lesser of (i) $
10.00
per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $
10.00
per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) not will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Trust Account Redemptions and Extension of Combination Period
On December 19, 2022, the Company held a special meeting of stockholders at which such stockholders approved the proposal to amend the Amended and Restated Certificate of Incorporation giving the Company the right to extend the business combination deadline on a monthly basis up to six times from February 1, 2023 to August 1, 2023, by depositing into the Trust Account the lesser of (i) an aggregate of $
600,000
or (ii) $
0.06

for each issued and outstanding Public Share that has not been redeemed for each one-month extension (the “Extension”). On both January 30, 2023 and February 24, 2023, the Company deposited $
476,904
into the Trust Account in order to extend the business combination deadline to March 1, 2023 and April 1, 2023, respectively.
In connection with such vote, the holders of an aggregate of

32,051,595

Public Shares exercised their right to redeem their shares for an aggregate of approximately $
324.4
 million in cash held in the Trust Account. Additionally, upon shareholder approval of the Extension, the Sponsor agreed that it would forfeit for no consideration 5,000,000

shares of Class F common stock in connection with the Extension, which shares of Class F common stock will be cancelled (the “Forfeiture”). The Forfeiture occurred on January 30, 2023.

Proposed Business Combination
On November 13, 2022, the Company and Eagle Merger Corp., a Delaware corporation and wholly-owned subsidiary of the Company (“Merger Sub”), entered into a Merger Agreement, as amended on December 23, 2022 and as may be further amended (the “Merger Agreement”) with Electriq Power, Inc., a Delaware corporation (“Electriq”). If the transactions contemplated by the Merger Agreement (the “Transactions”) are completed, Merger Sub will merge with and into Electriq, with Electriq surviving such merger as a wholly-owned subsidiary of the Company (the “Merger”). As a result of the Merger, and upon consummation of the Merger and the other Transactions (together with the Merger, the “Proposed Business Combination”), the separate corporate existence of Electriq will cease to exist and the holders of Electriq common stock, preferred stock, options, warrants and other convertible securities (collectively, the “Electriq equityholders”) will become equityholders of the Company, which will change its name to “Electriq Power Holdings, Inc.” in connection with the Business Combination ( “New Electriq”).
As part of the Merger, Electriq equityholders will receive aggregate merger consideration (the “Merger Consideration”) of $
495
 million, consisting of
49,500,000
 shares of the Company’s Class A common stock, valued at $
10.00
 per share, and the right to elect to receive up to $
25.0
 million in cash with a corresponding reduction in the number of shares of the Company’s Class A common stock. At the closing of the Merger (the “Closing”),
2,000,000 shares of the Company’s Class A common stock from the Merger Consideration (the “Merger Consideration Incentive Shares”) will be placed into an escrow account to be used as Merger Consideration Incentive Shares. As part of the Merger Consideration, holders of Electriq’s warrants and options not exercised prior to the Merger will receive replacement warrants and options, respectively, to purchase shares of the Company’s Class A Common Stock based on the value of the Merger Consideration per share of Electriq common stock.
Pursuant to the Merger Agreement, the Company has agreed to use its reasonable best efforts to enter into subscription agreements, non-redemption
agreements, backstop agreements or similar financing agreements (the “Financing Agreements”) with one or more persons to provide at least the level of cash required to provide adequate operating liquidity for New Electriq through December 31, 2023 (such transactions, the “Financings”).
In connection with the Financings, 7,000,000 shares of the Company’s Class A common stock (the “Incentive Shares”) will be placed in escrow at Closing, consisting of 5,000,000 newly issued shares of The Company’s Class A common stock (the “New Incentive Shares”) and the 2,000,000 Merger Consideration Incentive Shares. The New Incentive Shares will be paid out as incentives in the Financings first, followed by the Merger Consideration Incentive Shares. At the termination of the escrow, any New Incentive Shares not paid out in the Financing will be transferred 50% to the Sponsor (defined in the Merger Agreement) and 50% to the Electriq equityholders, and any Merger Consideration Incentive Shares not paid out in the Financing will be returned to the Electriq equityholders.
The Merger Agreement includes covenants of Electriq with respect to operation of its business prior to consummation of the Merger. The Merger Agreement also contains additional covenants of the parties, including, among others, a covenant to make any required filings pursuant to the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended (“HSR”), and the preparation and filing of a registration statement on Form
S-4
relating to the Merger and containing a proxy statement of the Company (the “Registration Statement / Proxy Statement”). The Merger Agreement also contains exclusivity provisions prohibiting Electriq and its subsidiaries from soliciting, initiating, knowingly facilitating, participating in, entering into, continuing discussions, negotiations or transactions with, or knowingly encouraging or responding to any inquiries or proposals by, or providing any information to any person relating to or that could reasonably be expect to lead to, or enter into or consummate any transaction relating to a Competing Company Transaction (as defined in the Merger Agreement), subject to limited exceptions specified therein.

The Merger Agreement contains customary representations and warranties of the parties thereto with respect to the parties, the Business Combination contemplated by the Merger Agreement and their respective business operations and activities. The representations and warranties of the parties generally do not survive the Closing.
Consummation of the Business Combination is generally subject to customary conditions, including (a) expiration or termination of all applicable waiting periods under HSR, (b) the absence of any law or governmental order prohibiting the consummation of the Merger, (c) the effectiveness of the Registration Statement / Proxy Statement, (d) the Company’s Class A common stock to be issued in the Merger having been listed on The New York Stock Exchange (“NYSE”) upon the Closing, and otherwise satisfying the applicable listing requirements of NYSE, (e) receipt of stockholder approval from stockholders of each of the Company and Electriq for consummation of the Merger and other related necessary matters and (f) the Company having net tangible assets following the redemptions of at least $
5,000,001
.
The Merger Agreement may be terminated under certain customary and limited circumstances at any time prior to the Closing, including by mutual written consent or if the Business Combination has not been consummated on or prior to April 1, 2023 (subject to extensions until as late as June 1, 2023).
In connection with the execution of the Merger Agreement, certain security holders of Electriq (the “Electriq Holders”) entered into lock-up
agreements (each,
 as amended,
a
“Lock-up
Agreement”) with Electriq and the Company. Pursuant to the
Lock-up
Agreements, the Electriq Holders agreed, among other things, that their shares of the Company’s Class A common stock received as Merger Consideration may not be transferred until the earlier to occur of (i) six months following Closing and (ii) the date after the Closing on which New Electriq completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of New Electriq stockholders having the right to exchange their equity holdings in New Electriq for cash, securities or other property (the
“Lock-up”).
Notwithstanding the foregoing, if, after the Closing, (i) the volume weighted average price per share of the Company’s Class A common stock equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-day
trading period, 10% of the Restricted Securities (as defined in the
Lock-up
Agreement) of each Electriq Holder is released from the
Lock-up
and (ii) the volume weighted average price per share of the Company’s Class A common stock equals or exceeds $15.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-day
trading period, an additional 10% of the
R
estricted Securities of each Electriq Holder will be released from the
Lock-up.
In connection with the execution of the Merger Agreement, the Company entered into an agreement (the “Sponsor Agreement”) with Electriq, the Sponsor, an affiliate of the Sponsor and the Company’s independent directors, whereby the Sponsor and holders of the Company’s Class F common stock have agreed to waive certain of their anti-dilution and conversion rights with respect to the Class F common stock.
The Sponsor also agreed to subject its holdings of the Company’s Class F common stock, and the other holders of the Company’s Class F common stock agreed to subject their Class F common stock, to certain transfer restrictions as follows: (i) with respect to 500,000 shares of Class F common stock, the Sponsor will not transfer such shares until the earliest to occur of (x) the fifth anniversary of the Closing, (y) such time as the closing volume weighted average price of a share of the Company’s Class A Common Stock equals or exceeds $12.50 for any 20 trading days within any
30-day
trading period and (z) the date after the Closing on which New Electriq completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of New Electriq stockholders having the right to exchange their The Company’s Class A common stock for cash, securities or other property; (ii) with respect to an additional 500,000
 SPAC Founder Shares, the Sponsor will not transfer such shares until the earliest to occur of (x) the fifth anniversary of the Closing, (y) such time as the closing volume weighted average price of a share of the Company’s Class A Common Stock equals or exceeds $
15.00
for any
20
trading days within any
30-day
trading period or (z) the date after the Closing on which New Electriq completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of New Electriq stockholders having the right to exchange their The Company’s Class A Common Stock for cash, securities or other property; and (iii) with respect to all of the SPAC Founder Shares (including those covered in (i) and (ii)), the Sponsor and the other holders will not transfer such shares until the earliest to occur of (x) the six-month
anniversary of the Closing or (y) the date after the Closing on which New Electriq completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of New Electriq stockholders having the right to exchange their The Company’s Class A Common Stock for cash, securities or other property; provided that (i)
10
% of such SPAC Founder Shares will be released at such time as the closing volume weighted average price of a share of the Company’s Class A common stock equals or exceeds $
12.50

for any
20
 trading days within any
30
-day
trading period and (ii) an additional
10
% of such shares of Class F common stock will be released at such time as the closing volume weighted average price of a share of the Company’s Class A common stock equals or exceeds $
15.00 for any 20 trading days within any 30
-day trading

period.
The Company’s Class A Common Stock equals or exceeds $
12.50
for any
20
trading days within any
30-day
trading period and (ii) an additional
10
% of such SPAC Founder Shares will be released at such time as the closing volume weighted average price of a share of the Company’s Class A Common Stock equals or exceeds $
15.00
for any
20
trading days within any
30-day
trading period.
Support Agreement
In connection with the execution of the Merger Agreement, certain stockholders of Electriq (each, a “Supporting Electriq Stockholder”), Electriq and the Company entered into a Support Agreement (the “Support Agreement”). Under the Support Agreement, each Supporting Electriq Stockholder agreed to, among other things, (i) vote at any meeting of the stockholders of Electriq or by written consent all of its Electriq common stock and/or Electriq preferred stock, as applicable, held of record or thereafter acquired in favor of the Merger and the Transactions contemplated by the Merger Agreement and (ii) be bound by certain transfer restrictions with respect to Electriq securities, in each case, on the terms and subject to the conditions set forth in the Support Agreement.
Stockholders’ Agreement
The Merger Agreement contemplates that, at the Closing, New Electriq, the Sponsor and certain former Electriq equityholders will enter into a stockholders’ agreement (the “Stockholders’ Agreement”), pursuant to which (i) the Sponsor will be entitled to nominate one (1) director until the date upon which the Sponsor’s and its affiliates’ aggregate initial ownership interest of the issued and outstanding common stock of New Electriq (“Sponsor Initial Ownership Interest”) decreases to one-half
of Sponsor Initial Ownership Interest and (ii) Greensoil Building Innovation Fund
Co-Investment
I, L.P. (“Greensoil”) will be entitled to nominate one (1) director until the date upon which Greensoil’s and its affiliates’ aggregate initial ownership interest of the issued and outstanding common stock of New Electriq (“Greensoil Initial Ownership Interest”) decreases to one-half
of the Greensoil Initial Ownership Interest. The Sponsor and Greensoil will also each be entitled to designate one non-voting
board observer until the date upon which each of the Sponsor and Greensoil, respectively, holds less than
1
% of the issued and outstanding common stock of New Electriq.
Registration Rights Agreement
The Merger Agreement contemplates that, at the Closing, New Electriq, the Sponsor, certain of its affiliates, RBC and certain former stockholders of Electriq will enter into an amended and restated registration rights agreement (the “Registration Rights Agreement”), pursuant to which, among other things, New Electriq will agree to register for resale, pursuant to Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”), certain shares of The Company’s Class A Common Stock that are held by, or issuable pursuant to other securities held by, the parties thereto from time to time.

If the transactions contemplated by the Merger Agreement are completed (the “Transactions”), Electriq will survive such merger as a wholly owned subsidiary of the Company (the “Merger”). As a result of the Merger, and upon consummation of the Merger and the other Transactions contemplated by the Merger Agreement (together with the Merger, the “Proposed Business Combination”), the separate corporate existence of Electriq will cease and the holders of Electriq common stock, preferred stock, options and warrants will become equityholders of the Company, which will change its name to “Electriq Power Holdings, Inc.” in connection with the Proposed Business Combination.
For additional information regarding the Merger Agreement and the Transactions contemplated therein, see the Current Report on Form
8-K
as filed with the SEC by the Company on November 14, 2022.
Liquidity and Going Concern
As of December 31, 2022, the Company had approximately $
20,000
in its operating bank account and a working capital deficit of approximately $
7.0
 million, not including taxes payable of approximately $1.0 million.
The Company’s liquidity needs prior to the consummation of the Initial Public Offering were satisfied through the payment of $
25,000
from the Sponsor on behalf of the Company to cover certain offering costs in exchange for issuance of Founder Shares (as defined in Note 4), and a loan from the Sponsor of approximately $
192,000
under the Note (as defined in Note 4). The Company repaid the Note in full upon consummation of the Private Placement.
Subsequent from the consummation of the Initial Public Offering, the Company’s liquidity has been satisfied through the net proceeds from the consummation of the Initial Public Offering and the Private Placement, held outside of the Trust Account, and Working Capital Loan from affiliates. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Working Capital Loan (as defined in Note 4) as may be required. The Company has drawn approximately $
3.0
 million and $
0.9
 million under such loans as of December 31, 2022 and 2021, respectively.
In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC Topic
205-40,
“Presentation of Financial Statements-Going Concern,” management has determined that the liquidity condition, the mandatory liquidation and subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after April 1, 2023 (as such period may be extended to August 1, 2023). The consolidated financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern. The Company intends to complete a Business Combination before the mandatory liquidation date.